ACCOUNTS PAYABLE AND ACCRUED LIABILTIES (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020
Extinguishment of Debt [Line Items]
Total Accounts Payable and Accrued Liabilities	$ 20,722,125	$ 20,278,381
Accounts Payable and Accrued Liabilities [Member]
Extinguishment of Debt [Line Items]
Accounts Payable	32,203,779	54,916,904
Accrued Liabilities	14,889,269	10,404,629
Other Accrued Liabilities	10,994,206	10,103,628
Total Accounts Payable and Accrued Liabilities	$ 58,087,254	$ 75,425,161